Dec. 20, 2019

Vanguard Prime Money Market Fund

Supplement Dated August 27, 2020, to the Prospectus and Summary Prospectus Dated December 20, 2019

Change in Strategy, Name, and Designation

The board of trustees (the "Board") of Vanguard Prime Money Market Fund (the "Fund") has approved changes to the Fund's investment strategy and name, and a change in the Fund's designation to a "government" money market fund. These changes will be effective on or about September 29, 2020.

The Fund is currently designated as a "retail" money market fund. The Fund invests primarily in high-quality, short-term money market instruments, including certificates of deposit, banker's acceptances, commercial paper, Eurodollar and Yankee obligations, and other money market securities, including securities issued by the U.S. government or its agencies and instrumentalities. The Fund invests more than 25% of its assets in the financial services industry.

The Board has determined that it is in the best interests of the Fund and its shareholders to change the Fund's designation to a "government" money market fund. Pursuant to Rule 2a-7 under the Investment Company Act of 1940, a government money market fund is required to invest at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized solely by U.S. government securities and/or cash ("government securities").

Accordingly, effective on or about September 29, 2020, the Fund will invest at least 99.5% of its total assets in government securities and the Fund's name will change to Vanguard Cash Reserves Federal Money Market Fund. The Fund will continue to invest more than 25% of its assets in the financial services industry (i.e., issuers principally engaged in providing financial services to consumers and industry), which includes securities issued by government-sponsored enterprises, such as the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac"), and the Federal Home Loan Banks. Currently, the Fund has no limit on its ability to invest in government securities, and will continue to increase such investments prior to changing its designation to a government money market fund.

In addition, in connection with the change in the Fund's name, the Board also approved the implementation of a policy for the Fund to invest, under normal circumstances, at least 80% of its assets in securities issued by the U.S. government and its agencies and instrumentalities. This policy will become effective concurrent with the other changes to change the Fund's designation to a government money market fund.

Lower Investment Minimum

The Board has also approved lowering the investment minimum for AdmiralTM Shares of the Fund to $3,000, effective immediately. Investors may convert their Investor Shares to Admiral Shares at any time by accessing their account at vanguard.com or by contacting Vanguard.

It is anticipated that all of the outstanding Investor Shares of the Fund will be automatically converted to Admiral Shares beginning in the fall of 2020 and continuing through 2021. Once all investors have been converted from Investor Shares to Admiral Shares, the Fund's Investor Share class will be eliminated.

The Fund's registration statement will be updated on or about September 29, 2020, to reflect these changes.

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PS 030B 082020